INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
(a) Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

AS OF DEC. 31 US$ MILLIONS	2024			2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships(1)	$1,466	$(43)	$1,423	$28	$—	$28
Trade name	71	(9)	62	24	(2)	22
Unpaid claims reserve intangible asset	103	(37)	66	104	(5)	99
Software and other	85	(17)	68	32	(2)	30
Total definite-lived intangible assets	1,725	(106)	1,619	188	(9)	179
Indefinite-lived intangible assets:
Insurance licenses	71	—	71	56	—	56
Total	$1,796	$(106)	$1,690	$244	$(9)	$235
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(1)See Note 16 for the details of the measurement period adjustment to distribution relationships included within the 2024 amount, which was recognized upon the Company’s acquisition of AEL in May 2024.
No impairment expenses of intangible assets were recognized for the years ended December 31, 2024, 2023 and 2022. The Company estimates that its intangible assets do not have any significant residual value in determining their amortization. Amortization expenses were $98 million, $7 million and $1 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of December 31, 2024.

Years	US$ MILLIONS
2025	$113
2026	105
2027	90
2028	80
2029	74
Thereafter	1,157
Total amortization expense	$1,619
(b) Goodwill
The changes in the carrying amount of goodwill by reporting segments were as follows:

US$ MILLIONS	Annuities	P&C	Life Insurance	Total
Goodwill, as of Jan. 1, 2022	$—	$—	$—	$—
Acquisition from business combination	41	45	35	121
Balance as of Dec. 31, 2022	$41	$45	$35	$121
Acquisition from business combination	—	—	—	—
Balance as of Dec. 31, 2023	$41	$45	$35	$121
Acquisition from business combination(1)	662	—	—	662
Balance as of Dec. 31, 2024	$703	$45	$35	$783
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(1)See Note 16 for the details of the measurement period adjustment to goodwill included within the 2024 amount, which was recognized upon the Company’s acquisition of AEL in May 2024.
The Company performed its annual goodwill impairment tests as of October 1, 2024 and did not identify any impairment. There were no accumulated impairments associated with our goodwill as of December 31, 2024, 2023 and 2022.